Employee benefits liabilities - Disclosure of maturity profile of defined benefit obligation (Details) € in Millions	Dec. 31, 2023 EUR (€)
2024 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 1,771
2024 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	120
2025 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,784
2025 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	119
2026 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,780
2026 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	119
2027 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,791
2027 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	119
2028 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,753
2028 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	119
2029-2033 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	8,523
2029-2033 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 591